LOANS PAYABLE (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOANS PAYABLE
Summary of loans payable

	As of December 31,
	2021	2020
Loans payable – current portion	$65,415	$65,611
Loans payable – non-current portion	85,858	157,629
Total	$151,273	$223,240

	As of December 31,
	2020	2019
Loans payable – current portion	$65,611	$64,379
Loans payable – non-current portion	157,629	1,217,509
Total	$223,240	$1,281,888